SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Revenue

Revenue

	Three Months Ended March 31,
	2020	2021
Owned Sports Properties	$232,167	$283,481
Events, Experiences & Rights	668,776	539,610
Representation	292,734	248,909
Eliminations	(3,280)	(2,418)

Total consolidated revenue	$1,190,397	$1,069,582

Summarized financial information for the Company’s reportable segments is shown in the following tables (in thousands):

Revenue

	Years Ended December 31,
	2018	2019	2020
Owned Sports Properties	$772,732	$935,765	$952,624
Events, Experiences & Rights	1,551,222	1,984,221	1,593,509
Representation	1,306,129	1,673,796	943,873
Eliminations	(16,605)	(22,812)	(11,263)

Total consolidated revenue	$3,613,478	$4,570,970	$3,478,743

Schedule of Reconciliation of Segment Profitability

Reconciliation of segment profitability

	Three Months Ended March 31,
	2020	2021
Owned Sports Properties	$102,294	$145,549
Events, Experiences & Rights	69,123	39,050
Representation	68,613	61,483
Corporate	(54,492)	(46,616)

Adjusted EBITDA	185,538	199,466
Reconciling items:
Equity losses (income) of affiliates	38	(3,334)
Interest expense, net	(69,984)	(68,351)
Depreciation and amortization	(80,447)	(67,236)
Equity-based compensation expense	(7,771)	(16,491)
Merger, acquisition and earn-out costs	(10,162)	(10,985)
Certain legal costs	(2,802)	(3,952)
Restructuring, severance and impairment	(16,942)	(407)
Fair value adjustment - equity investments	(2,809)	7,799
COVID-19 related costs	(9,507)	—
Other	23,985	(13,577)

Income before income taxes and equity losses of affiliates	$9,137	$22,932

Reconciliation of segment profitability

	Years Ended December 31,
	2018	2019	2020
Owned Sports Properties	$271,186	$417,203	$457,589
Events, Experiences & Rights	125,326	146,888	59,224
Representation	333,618	375,061	211,977
Corporate	(179,044)	(205,649)	(145,240)

Adjusted EBITDA	551,086	733,503	583,550
Reconciling items:
Equity’ losses of affiliates	9,397	22,125	8,963
Interest expense, net	(277,200)	(270,944)	(284,586)
Depreciation and amortization	(365,959)	(280,749)	(310,883)
Equity-based compensation expense	(149,138)	(101,188)	(91,271)
Merger, acquisition and earn-out costs	(66,577)	(49,869)	(22,178)
Certain legal costs	(26,677)	(29,681)	(12,520)
Restructuring, severance and impairment	(38,363)	(42,441)	(271,868)
Fair value adjustment—equity investments	67,318	(11,759)	(469)
COVID-19 expenses	—	—	(13,695)
Other	(30,987)	(98,631)	58,240

Loss from continuing operations before income taxes and equity losses of affiliates	$(327,100)	$(129,634)	$(356,717)

Schedule of Revenue by Geographic Area

Revenue by geographic area

	Years Ended December 31,
	2018	2019	2020
United States	$2,543,925	$3,035,635	$2,407,088
United Kingdom	823,524	1,227,487	966,836
Rest of world	246,029	307,848	104,819

Total revenue	$3,613,478	$4,570,970	$3,478,743

Schedule of Long-Lived Assets by Geographical Areas	Long-lived assets by geographic area

	December 31,
	2019	2020
United States	$538,629	$528,249
United Kingdom	74,562	67,251
Rest of world	19,505	17,639

Total long-lived assets	$632,696	$613,139